Loans - Impaired Loans, Segregated by Class of Loans (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 15,583,000	$ 13,079,000
Recorded Investment With No Allowance	3,296,000	2,835,000
Recorded Investment With Allowance	12,286,822	10,243,082
Total Recorded Investment	15,583,000	13,079,000
Related Allowance	2,996,708	2,024,754
Average Recorded Investment	14,332,000	13,335,000
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	15,519,000	12,888,000
Recorded Investment With No Allowance	3,232,000	2,684,000
Recorded Investment With Allowance	12,287,000	10,204,000
Total Recorded Investment	15,519,000	12,888,000
Related Allowance	2,997,000	1,985,000
Average Recorded Investment	14,205,000	12,068,000
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	75,000	92,000
Recorded Investment With Allowance	75,000	92,000
Total Recorded Investment	75,000	92,000
Related Allowance	75,000	92,000
Average Recorded Investment	85,000	114,000
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	679,000	798,000
Recorded Investment With No Allowance	69,000	104,000
Recorded Investment With Allowance	610,000	694,000
Total Recorded Investment	679,000	798,000
Related Allowance	54,000	108,000
Average Recorded Investment	739,000	575,000
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	3,103,000	2,554,000
Recorded Investment With No Allowance	1,754,000	1,685,000
Recorded Investment With Allowance	1,349,000	869,000
Total Recorded Investment	3,103,000	2,554,000
Related Allowance	183,000	143,000
Average Recorded Investment	2,829,000	2,210,000
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	11,662,000	9,444,000
Recorded Investment With No Allowance	1,409,000	895,000
Recorded Investment With Allowance	10,253,000	8,549,000
Total Recorded Investment	11,662,000	9,444,000
Related Allowance	2,685,000	1,642,000
Average Recorded Investment	10,552,000	9,169,000
Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	28,000	70,000
Recorded Investment With No Allowance	28,000	30,000
Recorded Investment With Allowance		40,000
Total Recorded Investment	28,000	70,000
Related Allowance		40,000
Average Recorded Investment	49,000	1,147,000
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	28,000	70,000
Recorded Investment With No Allowance	28,000	30,000
Recorded Investment With Allowance		40,000
Total Recorded Investment	28,000	70,000
Related Allowance		40,000
Average Recorded Investment	49,000	1,147,000
Consumer Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	36,000	121,000
Recorded Investment With No Allowance	36,000	121,000
Total Recorded Investment	36,000	121,000
Average Recorded Investment	78,000	120,000
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	36,000	121,000
Recorded Investment With No Allowance	36,000	121,000
Total Recorded Investment	36,000	121,000
Average Recorded Investment	$ 78,000	$ 120,000